SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 16:-	SUBSEQUENT EVENTS

In February 2016, the Company has commenced a rights offering for approximate gross proceeds of $ 35,300. The Company has granted, at no charge to the holders of the Company's ordinary shares as of the record date for the rights offering, for each nine (9) Ordinary Shares owned, one non-transferable subscription right to purchase two ordinary shares at a  price of $ 7.16 (reflecting a price of $3.58 per share).